THE WORLD FUNDS, INC. (the "Company")
                         1500 FOREST AVENUE, SUITE 223
                           RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                        SAND HILL PORTFOLIO MANAGER FUND

                         SUPPLEMENT DATED JULY 1, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2000



This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated January 1, 2000 regarding the Sand Hill Portfolio Manager Fund series (the "Fund") of the Company.

The  following   information   replaces  the  Section  entitled  "Custodian  and
Accounting Services" on Page 15:

Custodian and Accounting Services

Pursuant to a Custodian Agreement with the Company dated October 28, 1998, as amended June 1, 2000, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Pursuant to an Accounting Service Agreement dated July 1, 2000 (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

Prior to July 1, 2000, Star Bank, 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118, was the Fund's Custodian and Accounting Services Agent.

                     THE WORLD FUNDS, INC. (the "Company")
                         1500 FOREST AVENUE, SUITE 223
                           RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                                 CSI EQUITY FUND
                              CSI FIXED INCOME FUND

                         SUPPLEMENT DATED JULY 1, 2000
       TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 1, 2000



This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated January 1, 2000 regarding the CSI Equity Fund and CSI Fixed Income Fund series (each a "Fund"; collectively, the "Funds") of the Company.

The  following   information   replaces  the  Section  entitled  "Custodian  and
Accounting Services" on Page 9:

Custodian and Accounting Services

Pursuant to a Custodian Agreement with the Company dated October 28, 1998, as amended June 1, 2000, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Pursuant to an Accounting Service Agreement dated July 1, 2000 (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

Prior to July 1, 2000, Star Bank, 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118, was the Fund's Custodian and Accounting Services Agent.

                     THE WORLD FUNDS, INC. (the "Company")
                         1500 FOREST AVENUE, SUITE 223
                           RICHMOND, VIRGINIA 23229
                                 (800) 527-9525

                               THE NEW MARKET FUND

                         SUPPLEMENT DATED JULY 1, 2000
      TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 29, 1999



  This Supplement updates certain information contained in the Statement of Additional Information (the "SAI") dated December 29, 1999 regarding The New Market Fund series (the "Fund") of the Company.

The  following   information   replaces  the  Section  entitled  "Custodian  and
Accounting Services" on Page 13:

Custodian and Accounting Services

Pursuant to a Custodian Agreement with the Company dated October 28, 1998, as amended June 1, 2000, Brown Brothers Harriman & Co. ("BBH"), 40 Water Street, Boston, Massachusetts 02109, acts as the custodian of the Fund's securities and cash. With the consent of the Company, BBH has designated The Depository Trust Company of New York as its agent to secure a portion of the assets of the Fund. BBH is authorized to appoint other entities to act as sub-custodians to provide for the custody of foreign securities which may be acquired and held by the Fund outside the U.S. Such appointments are subject to appropriate review by the Company's Board of Directors.

Pursuant to an Accounting Service Agreement dated July 1, 2000 (the "Accounting Agreement"), Commonwealth Fund Accounting, Inc. ("CFA"), 1500 Forest Avenue, Suite 100, Richmond, Virginia 23229, is responsible for accounting relating to the Fund and its investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Fund; and preparing security position, transaction and cash position reports. CFA also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFA is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Company, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

Prior to July 1, 2000, Star Bank, 425 Walnut Street, P.O. Box 1118, Cincinnati, Ohio 45201-1118, was the Fund's Custodian and Accounting Services Agent.